Employee Benefit Plan, Fair Value and NAV	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	Fair Value Measurements
The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value. The three levels of valuation hierarchy are described below:

Level 1 – Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2 – Inputs to the valuation methodology include:
•quoted prices for similar assets or liabilities in active markets;
•quoted prices for identical or similar assets or liabilities in inactive markets;
•inputs other than quoted prices that are observable for the asset or liability; or
•inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
Following is a description of the valuation methodologies used for assets measured at fair value by the Plan. There have been no changes in the methodologies used at December 31, 2025 and 2024. During the year ended December 31, 2025, there were no transfers of financial instruments into or out of Level 3.

BOKF common stock, common stock, exchange traded funds, bonds, unit investment trusts, and real estate investment trusts in self-directed brokerage accounts: Valued at the closing price reported on the active market on which the individual securities are traded.

Money market fund and other registered investment companies including mutual funds in self-directed brokerage accounts: Valued at the net asset value (NAV) of shares held by the Plan at year end.

Collective investment funds: Valued at the NAV of shares held by the Plan at year end, as a practical expedient of fair value. The NAV is provided by the collective investment funds' trustee, which is BOKF, NA, and is derived from market quotes for identical assets. The practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported NAV. The fair value of the investment in the collective investment fund is provided to the Plan by the trustee daily. The trustee determines the NAV per share by dividing the total fair value of the accounts by the number of the shares outstanding. The shares of these accounts may be purchased from the trustee or sold to the trustee daily at the NAV. There are no restrictions or notice requirements for participant transactions similar to an open end mutual fund. Restrictions and notice requirements apply in situations where the Plan desires to liquidate all the shares held in an account. The Plan makes no funding commitments to the collective investment funds.

The following table presents information about the Plan's assets measured at fair value on a recurring basis:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
BOKF common stock	$51,063,570	$—	$—	$51,063,570
Registered investment companies	771,026,816	—	—	771,026,816
Self-directed brokerage accounts	88,221,287	3,864,406	—	92,085,693
Collective investment funds measured at NAV[1]				397,336,633
Total	$910,311,673	$3,864,406	$—	$1,311,512,712

	December 31, 2024
	Level 1	Level 2	Level 3	Total
BOKF common stock	$50,765,240	$—	$—	$50,765,240
Registered investment companies	709,523,023	—	—	709,523,023
Self-directed brokerage accounts	74,556,414	3,360,573	—	77,916,987
Collective investment funds measured at NAV[1]				332,119,198
Total	$834,844,677	$3,360,573	$—	$1,170,324,448
1     In accordance with Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.